Commitments and Contingencies - Schedule of Minimum Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
2019	$ 171	$ 204
2020	218	197
2021	147	145
2022	$ 136	$ 136